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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

         -------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.  Schedule of Investments.
Schedules of Investments

            THE CHINA-U.S. GROWTH FUND
            SCHEDULE OF INVESTMENTS (UNAUDITED)
            July 31, 2005

   SHARES   COMMON STOCKS--96.6%                                     VALUE
   ------                                                            -----
            UNITED STATES--51.6%

            AEROSPACE & DEFENSE--2.1%
     13,900 United Technologies Corporation                       $   704,730
                                                                  -----------

            BIOTECHNOLOGY--2.1%
      8,905 Amgen Inc.*                                               710,174
                                                                  -----------

            CHEMICALS--3.1%
     10,300 Dow Chemical Company (The)                                493,885
      4,900 Eastman Chemical Company                                  271,411
      6,000 Rohm and Haas Company                                     276,360
                                                                  -----------
                                                                    1,041,656
                                                                  -----------

            COMMUNICATION EQUIPMENT--1.3%
     21,200 Motorola, Inc.                                            449,016
                                                                  -----------

            COMPUTERS & PERIPHERALS--2.2%
     24,150 Memc Electronic Materials, Inc.*                          410,309
     29,200 Silicon Image, Inc.*                                      345,144
                                                                  -----------
                                                                      755,453
                                                                  -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--.9%
     16,000 Photon Dynamics, Inc.*                                    302,960
                                                                  -----------

            ENERGY EQUIPMENT & SERVICES--3.1%
      3,100 Lone Star Technologies, Inc.*                             158,193
      5,800 Schlumberger Limited                                      485,692
      4,100 Tenaris S. A. ADR#                                        384,867
                                                                  -----------
                                                                    1,028,752
                                                                  -----------

            FOOD & BEVERAGES--2.6%
     16,550 Yum! Brands, Inc.                                         866,393
                                                                  -----------

            FOOD PRODUCTS--1.0%
     14,300 Archer-Daniels-Midland Company                            328,042
                                                                  -----------

            HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
      7,450 Hologic, Inc.*                                            339,646
                                                                  -----------

            HOTELS AND OTHER LODGING PLACES--1.0%
      5,900 Ctrip.com International Ltd.*                             326,890
                                                                  -----------

            HOTELS, RESTAURANTS & LEISURE--1.1%
      6,500 Wynn Resorts, Limited*                                    365,950
                                                                  -----------

            INTERNET & CATALOG RETAIL--2.6%
     21,000 eBay Inc.*                                                877,380
                                                                  -----------

            INTERNET SOFTWARE & SERVICES--2.3%
     13,300 Netease.com Inc. ADR*#                                    782,439
                                                                  -----------

            LEISURE & ENTERTAINMENT--1.0%
     10,100 Shanda Interactive Entertainment Ltd.*                    330,370
                                                                  -----------

            MACHINERY--2.5%
     11,200 Caterpillar Inc.                                          603,792
      6,050 Joy Global Inc.                                           248,474
                                                                  -----------
                                                                      852,266
                                                                  -----------

            MEDIA--2.9%
     13,200 Disney (Walt) Company                                     338,448
     12,200 News Corporation Cl. A                                    199,836
     11,200 XM Satellite Radio Holdings Inc. Cl. A*                   399,056
                                                                  -----------
                                                                      937,340
                                                                  -----------

            METALS & MINING--6.4%
      9,100 Cameco Corporation                                    $   427,245
     19,650 Companhia Vale do Rio Doce (CVRD) ADR*#                   639,804
      5,900 Phelps Dodge Corporation                                  628,055
     15,400 Schnitzer Steel Industries, Inc. Cl. A                    440,440
                                                                  -----------
                                                                    2,135,544
                                                                  -----------

            OIL & GAS--2.8%
     14,400 Canadian Natural Resources Ltd.                           598,752
      8,000 Talisman Energy Inc.                                      349,280
                                                                  -----------
                                                                      948,032
                                                                  -----------

            PERSONAL PRODUCTS--1.9%
     19,100 Avon Products, Inc.                                       624,761
                                                                  -----------

            RETAIL--.6%
      5,200 Estee Lauder Companies Inc. Cl. A                         203,528
                                                                  -----------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--3.7%
     41,400 ATI Technologies Inc.*                                    521,226
     13,900 National Semiconductor Corporation                        343,469
     10,200 Trident Microsystems, Inc.*                               332,925
                                                                  -----------
                                                                    1,197,620
                                                                  -----------

            TEXTILES, APPAREL & LUXURY GOODS--3.4%
     21,500 Fossil, Inc.*                                             511,485
      7,500 NIKE, Inc.  Cl. B                                         628,500
                                                                  -----------
                                                                    1,139,985
                                                                  -----------

            TOTAL UNITED STATES (COST $15,215,190)                 17,248,927
                                                                  -----------

            CHINA--25.3%

            CHEMICALS--.7%
    674,000 Sinopec Shanghai Petrochemical Company
              Limited                                                 238,388
                                                                  -----------

            COMMERCIAL SERVICES & SUPPLIES--2.0%
  3,210,000 HC International, Inc.                                    681,209
                                                                  -----------

            COMPUTERS & PERIPHERALS--2.2%
     96,000 Great Wall Technology Company
              Limited Cl. H                                            21,607
  1,366,000 Lenovo Group Limited                                      461,181
    334,000 TPV Technology                                            219,083
                                                                  -----------
                                                                      701,871
                                                                  -----------

            DISTRIBUTORS--2.0%
    402,000 China Resources Enterprise Limited                        664,386
                                                                  -----------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES--1.2%
  1,012,000 China Telecom Corporation Limited Cl. H                   390,475
                                                                  -----------

            ELECTRICAL EQUIPMENT--.5%
    142,000 Dongfang Electrical Machinery Company
              Limited Cl. H                                       $   158,891
                                                                  -----------

            HOTELS RESTAURANTS & LEISURE--1.0%
    583,300 Shanghai Jinjiang International Hotels
              Development Co. Ltd                                     320,232
                                                                  -----------

            LEISURE EQUIPMENT & PRODUCTS--1.7%
  1,362,000 Li Ning Company                                           578,073
                                                                  -----------

            MACHINERY--1.4%
    369,900 Hangzhou Steam Turbine Co., Ltd.                          458,620
                                                                  -----------

            METALS & MINING--1.4%
    624,000 Angang New Steel Company LImited Cl. H                    312,997
    770,000 Zijin Mining Group Co., Ltd.                              163,405
                                                                  -----------
                                                                      476,402
                                                                  -----------

            OIL & GAS & CONSUMABLE FUELS--4.4%
  1,449,000 CNOOC Limited                                             987,728
    930,000 CNPC Hong Kong Limited                                    174,633
    312,000 Sinopec Zhenhai Refining and Chemical
              Company Limited                                         333,061
                                                                  -----------
                                                                    1,495,422
                                                                  -----------

            REAL ESTATE--.9%
  1,500,000 China Resources Land Limited                              318,322
                                                                  -----------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT--1.6%
  2,489,000 Semiconductor Manufacturing International
              Corporation*                                            528,203
                                                                  -----------

            SOFTWARE--1.3%
     41,213 Kongzhong Corporation ADR*#                               438,094
                                                                  -----------

            TRANSPORTATION INFRASTRUCTURE--.7%
    271,000 Hainan Meilan Airport Company
              Limited Cl. H                                           155,103
    210,000 Shenzhen Expressway Company Limited                        81,027
                                                                  -----------
                                                                      236,130
                                                                  -----------

            WIRELESS TELECOMMUNICATION SERVICES--2.3%
    194,000 China Mobile (Hong Kong) Limited                          778,481
                                                                  -----------

            TOTAL CHINA (COST $8,184,529)                           8,463,199
                                                                  -----------

            HONG KONG--17.6%

            BIOTECHNOLOGY--.3%
    548,000 Sino Biopharmaceutical Limited                            113,474
                                                                  -----------

            COMMERCIAL BANKS--2.8%
    235,000 BOC Hong Kong (Holdings) Limited                          474,525
  1,105,000 CITIC International Financial Holdings
              Limited                                                 454,783
                                                                  -----------
                                                                      929,308
                                                                  -----------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES--1.2%
  6,028,000 ZZNode Holdings Co., Ltd.                                 418,657
                                                                  -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
    390,000 Varitronix International Limited                          323,531
                                                                  -----------

            HOUSEHOLD DURABLES--.3%
    742,000 Skyworth Digital Holdings Limited                         106,884
                                                                  -----------

            INDUSTRIAL CONGLOMERATES--2.4%
     82,000 Hutchinson Whampoa Limited                                801,001
                                                                  -----------

            MULTILINE RETAIL--1.2%
    232,500 Lifestyle International Holdings Limited                  411,166
                                                                  -----------

            REAL ESTATE--6.1%
     72,000 Cheung Kong (Holdings) Limited                            776,474
    147,000 Hang Lung Properties Limited                              233,494
    179,000 Hongkong Land Holdings Limited                            583,540
    203,216 Hysan Development Company Limited                         478,300
                                                                  -----------
                                                                    2,071,808
                                                                  -----------

            SPECIALTY RETAIL--1.5%
    676,000 Giordano International Limited                        $   504,274
                                                                  -----------

            TEXTILES & APPAREL & LUXURY GOODS--.8%
  2,036,000 Texhong Textile Group Limited*                            277,572
                                                                  -----------

            TOTAL HONG KONG (COST $5,789,611)                       5,957,675
                                                                  -----------

            SINGAPORE--1.9%

            DIVERSIFIED CONSUMER SERVICES--1.9%
  1,265,000 Raffles Education Corp Ltd                                651,041
                                                                  -----------

            TOTAL SINGAPORE (COST $528,003)                           651,041
                                                                  -----------

            TAIWAN--.2%

            ELECTRONIC EQUIPMENT & INSTRUMENTS--.2%
    103,000 C.P. Technology Co., Ltd.                                  75,948
                                                                  -----------

            TOTAL TAIWAN (COST $75,259)                                75,948
                                                                  -----------

            Total Common Stocks (Cost $29,792,592)                 32,396,790
                                                                  -----------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENTS--4.1%

            U.S. AGENCY OBLIGATIONS
 $1,378,000 Federal Home Loan Banks, 2.96%, 8/1/05
            (Cost $1,377,773)                                       1,377,773
                                                                  -----------

            Total Investments

            (Cost $31,170,365)(a)                      100.7%      33,774,563
            Liablities in Excess of Other Assets        (0.7)        (226,981)
                                                       ------     -----------
            Net Assets                                 100.0%     $33,547,582
                                                       =======================



--------------------------------------------------------------------------------

*Non-Income producing security.
# American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,170,365 amounted to $2,604,198 which consisted of aggregate gross unrealized appreciation of $3,488,376 and aggregate gross unrealized depreciation of $884,178.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund


By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 16, 2005